Derivatives and Fair Value Disclosures - Schedule of the Company's interest rate swap arrangements (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ (2,585,692)
Derivative, notional amount	$ 111,789,084
Swap 1
Derivatives, Fair Value [Line Items]
Effective Date	Sep. 30, 2015
Termination Date	Sep. 30, 2020
Fixed Rate (Company Pays)	2.60%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (37,567)
Derivative, notional amount	$ 6,816,917
Swap 2
Derivatives, Fair Value [Line Items]
Effective Date	Sep. 30, 2015
Termination Date	Sep. 30, 2020
Fixed Rate (Company Pays)	1.69%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ 4,938
Derivative, notional amount	$ 6,816,917
Swap 3
Derivatives, Fair Value [Line Items]
Effective Date	Oct. 02, 2015
Termination Date	Oct. 02, 2020
Fixed Rate (Company Pays)	1.54%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ 25,443
Derivative, notional amount	$ 8,600,000
Swap 4
Derivatives, Fair Value [Line Items]
Effective Date	Nov. 04, 2015
Termination Date	Aug. 04, 2021
Fixed Rate (Company Pays)	1.52%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ 22,838
Derivative, notional amount	$ 7,921,875
Swap 5
Derivatives, Fair Value [Line Items]
Effective Date	Dec. 03, 2015
Termination Date	Sep. 03, 2021
Fixed Rate (Company Pays)	1.55%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ 16,906
Derivative, notional amount	$ 7,921,875
Swap 6
Derivatives, Fair Value [Line Items]
Effective Date	Aug. 16, 2017
Termination Date	May 16, 2025
Fixed Rate (Company Pays)	2.12%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (249,020)
Derivative, notional amount	$ 13,711.250
Swap 7
Derivatives, Fair Value [Line Items]
Effective Date	Mar. 12, 2018
Termination Date	Dec. 11, 2022
Fixed Rate (Company Pays)	2.74%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (419,160)
Derivative, notional amount	$ 16,765,000
Swap 8
Derivatives, Fair Value [Line Items]
Effective Date	Apr. 10, 2018
Termination Date	Dec. 11, 2025
Fixed Rate (Company Pays)	2.74%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (1,369,934)
Derivative, notional amount	$ 29,524,000
Swap 9
Derivatives, Fair Value [Line Items]
Effective Date	Feb. 16, 2019
Termination Date	Feb. 16, 2024
Fixed Rate (Company Pays)	2.89%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (580,136)
Derivative, notional amount	$ 13,711.250